SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF
                          EACH  OF THE LISTED FUNDS:

                   -----------------------------------------


The following information supplements disclosure in each of the following funds' currently effective prospectuses:

The following new fund numbers are in effect for your DWS Class S or Class AARP fund accounts:


Fund Name                                                   New Fund Number
--------------------------------------------------------------------------------
DWS Balanced Fund -- Class AARP                                   2133
--------------------------------------------------------------------------------
DWS Balanced Fund -- Class S                                      2033
--------------------------------------------------------------------------------
DWS Blue Chip Fund -- Class S                                     2331
--------------------------------------------------------------------------------
DWS California Tax-Free Income Fund -- Class S                    2409
--------------------------------------------------------------------------------
DWS Capital Growth Fund -- Class AARP                             2198
--------------------------------------------------------------------------------
DWS Capital Growth Fund -- Class S                                2398
--------------------------------------------------------------------------------
DWS Cash Investment Trust -- Class AARP                           2165
--------------------------------------------------------------------------------
DWS Cash Investment Trust -- Class S                              2065
--------------------------------------------------------------------------------
DWS Commodity Securities Fund -- Class S                          2085
--------------------------------------------------------------------------------
DWS Conservative Allocation Fund -- Class AARP                    2180
--------------------------------------------------------------------------------
DWS Conservative Allocation Fund -- Class S                       2080
--------------------------------------------------------------------------------
DWS Core Fixed Income Fund -- Class S                             2394
--------------------------------------------------------------------------------
DWS Core Plus Income Fund -- Class AARP                           2163
--------------------------------------------------------------------------------
DWS Core Plus Income Fund -- Class S                              2063
--------------------------------------------------------------------------------
DWS Emerging Markets Equity Fund -- Class AARP                    2179
--------------------------------------------------------------------------------
DWS Emerging Markets Equity Fund -- Class S                       2079
--------------------------------------------------------------------------------
DWS Emerging Markets Fixed Income Fund -- Class AARP              2176
--------------------------------------------------------------------------------
DWS Emerging Markets Fixed Income Fund -- Class S                 2076
--------------------------------------------------------------------------------
DWS Enhanced S&P 500 Index Fund -- Class AARP                     2110
--------------------------------------------------------------------------------
DWS Enhanced S&P 500 Index Fund -- Class S                        2310
--------------------------------------------------------------------------------
DWS Equity Income Fund -- Class S                                 2490
--------------------------------------------------------------------------------
DWS Europe Equity Fund -- Class AARP                              2177
--------------------------------------------------------------------------------
DWS Europe Equity Fund -- Class S                                 2077
--------------------------------------------------------------------------------
DWS Global Bond Fund -- Class AARP                                2161
--------------------------------------------------------------------------------
DWS Global Bond Fund -- Class S                                   2061
--------------------------------------------------------------------------------
DWS Global Opportunities Fund -- Class AARP                       2210
--------------------------------------------------------------------------------
DWS Global Opportunities Fund -- Class S                          2010
--------------------------------------------------------------------------------
DWS Global Thematic Fund -- Class AARP                            2107
--------------------------------------------------------------------------------
DWS Global Thematic Fund -- Class S                               2007
--------------------------------------------------------------------------------
DWS GNMA Fund -- Class AARP                                       2193
--------------------------------------------------------------------------------
DWS GNMA Fund -- Class S                                          2393
--------------------------------------------------------------------------------
DWS Gold & Precious Metals Fund -- Class AARP                     2119
--------------------------------------------------------------------------------
DWS Gold & Precious Metals Fund -- Class S                        2019
--------------------------------------------------------------------------------
DWS Growth & Income Fund -- Class AARP                            2164
--------------------------------------------------------------------------------
DWS Growth & Income Fund -- Class S                               2064
--------------------------------------------------------------------------------
DWS Growth Allocation Fund -- Class AARP                          2182
--------------------------------------------------------------------------------
DWS Growth Allocation Fund -- Class S                             2082
--------------------------------------------------------------------------------
DWS Growth Plus Allocation Fund -- Class S                        2084
--------------------------------------------------------------------------------
DWS Health Care Fund -- Class AARP                                2152
--------------------------------------------------------------------------------
DWS Health Care Fund -- Class S                                   2352
--------------------------------------------------------------------------------
DWS High Income Plus -- Class AARP                                2200
--------------------------------------------------------------------------------
DWS High Income Plus -- Class S                                   2100
--------------------------------------------------------------------------------
DWS High Yield Tax-Free Fund -- Class AARP                        2108
--------------------------------------------------------------------------------



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

Fund Name                                                   New Fund Number
--------------------------------------------------------------------------------
DWS High Yield Tax-Free Fund -- Class S                           2008
--------------------------------------------------------------------------------
DWS Inflation Protected Plus Fund -- Class S                      2354
--------------------------------------------------------------------------------
DWS Intermediate Tax/AMT Free Fund -- Class AARP                  2145
--------------------------------------------------------------------------------
DWS Intermediate Tax/AMT Free Fund -- Class S                     2045
--------------------------------------------------------------------------------
DWS International Fund -- Class AARP                              2168
--------------------------------------------------------------------------------
DWS International Fund -- Class S                                 2068
--------------------------------------------------------------------------------
DWS International Select Equity Fund -- Class S                   2399
--------------------------------------------------------------------------------
DWS Japan Equity Fund -- Class S                                  2369
--------------------------------------------------------------------------------
DWS Large Cap Value Fund -- Class AARP                            2212
--------------------------------------------------------------------------------
DWS Large Cap Value Fund -- Class S                               2312
--------------------------------------------------------------------------------
DWS Large Company Growth Fund -- Class AARP                       2160
--------------------------------------------------------------------------------
DWS Large Company Growth Fund -- Class S                          2060
--------------------------------------------------------------------------------
DWS Latin America Equity Fund -- Class AARP                       2174
--------------------------------------------------------------------------------
DWS Latin America Equity Fund -- Class S                          2074
--------------------------------------------------------------------------------
DWS Managed Municipal Bond Fund -- Class AARP                     2166
--------------------------------------------------------------------------------
DWS Managed Municipal Bond Fund -- Class S                        2066
--------------------------------------------------------------------------------
DWS Massachusetts Tax-Free Fund -- Class AARP                     2112
--------------------------------------------------------------------------------
DWS Massachusetts Tax-Free Fund -- Class S                        2012
--------------------------------------------------------------------------------
DWS Micro Cap Fund -- Class S                                     2390
--------------------------------------------------------------------------------
DWS Mid Cap Growth Fund -- Class AARP                             2183
--------------------------------------------------------------------------------
DWS Mid Cap Growth Fund -- Class S                                2383
--------------------------------------------------------------------------------
DWS Moderate Allocation Fund -- Class AARP                        2181
--------------------------------------------------------------------------------
DWS Moderate Allocation Fund -- Class S                           2081
--------------------------------------------------------------------------------
DWS Money Market Series: Institutional shares                    2403
--------------------------------------------------------------------------------
DWS Money Market Series: Managed shares                          2023
--------------------------------------------------------------------------------
DWS Money Market Series Premium -- Class AARP                     2102
--------------------------------------------------------------------------------
DWS Money Market Series Premium -- Class S                        2402
--------------------------------------------------------------------------------
DWS Money Market Series Prime Reserve -- Class AARP               2109
--------------------------------------------------------------------------------
DWS Money Market Series Prime Reserve -- Class S                  2309
--------------------------------------------------------------------------------
DWS New York Tax-Free Income Fund -- Class S                      2326
--------------------------------------------------------------------------------
DWS Pacific Opportunities Equity Fund -- Class AARP               2173
--------------------------------------------------------------------------------
DWS Pacific Opportunities Equity Fund -- Class S                  2073
--------------------------------------------------------------------------------
DWS RREEF Real Estate Securities Fund -- Class S                  2325
--------------------------------------------------------------------------------
DWS S&P 500 Index Fund -- Class AARP                              2201
--------------------------------------------------------------------------------
DWS S&P 500 Index Fund -- Class S                                 2301
--------------------------------------------------------------------------------
DWS Short Duration Fund -- Class S                                2334
--------------------------------------------------------------------------------
DWS Short Term Bond Fund -- Class AARP                            2122
--------------------------------------------------------------------------------
DWS Short Term Bond Fund -- Class S                               2022
--------------------------------------------------------------------------------
DWS Short Term Municipal Bond Fund -- Class S                     2336
--------------------------------------------------------------------------------
DWS Small Cap Core Fund -- Class AARP                             2139
--------------------------------------------------------------------------------
DWS Small Cap Core Fund -- Class S                                2339
--------------------------------------------------------------------------------
DWS Small Cap Growth Fund -- Class AARP                           2214
--------------------------------------------------------------------------------
DWS Small Cap Growth Fund -- Class S                              2314
--------------------------------------------------------------------------------
DWS Small Cap Value Fund -- Class S                               2078
--------------------------------------------------------------------------------
DWS Strategic Income Fund -- Class S                              2391
--------------------------------------------------------------------------------
DWS Tax-Free Money Fund -- Class AARP                             2171
--------------------------------------------------------------------------------
DWS Tax-Free Money Fund -- Class S                                2071
--------------------------------------------------------------------------------
DWS Technology Fund -- Class AARP                                 2213
--------------------------------------------------------------------------------
DWS Technology Fund -- Class S                                    2313
--------------------------------------------------------------------------------
DWS US Treasury Money Fund -- Class AARP                          2159
--------------------------------------------------------------------------------
DWS US Treasury Money Fund -- Class S                             2059
--------------------------------------------------------------------------------
DWS Dreman High Return Equity Fund -- Class S                     2387
--------------------------------------------------------------------------------
DWS Dreman Mid Cap Value Fund -- Class S                          2117
--------------------------------------------------------------------------------
DWS Dreman Small Cap Value Fund -- Class S                        2389
--------------------------------------------------------------------------------


               Please Retain This Supplement for Future Reference







05/24/06